May 01, 2019
VOYA PARTNERS, INC.
VY® Oppenheimer Global Portfolio
(the “Portfolio”)

Supplement dated June 27, 2019
to the Portfolio’s Adviser Class, Initial Class, Class R6, Service Class, and Service 2 Class
Prospectus (the “Prospectus”)
dated May 1, 2019

Effective May 24, 2019, Invesco Ltd. finalized an acquisition (the “Transaction”) of OppenheimerFunds, Inc. (“Oppenheimer”). Prior to May 24, 2019, Oppenheimer was owned by Massachusetts Mutual Life Insurance Company. The Transaction resulted in a change of control of Oppenheimer and therefore an assignment, as such term is defined for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which triggered the automatic termination of the Portfolio’s sub-advisory agreement (“Sub-Advisory Agreement”) previously in place with Oppenheimer. Effective May 24, 2019, Voya Investments, LLC, the Portfolio’s investment adviser, entered into a new Sub-Advisory Agreement with Invesco Advisers, Inc. (“Invesco”), a direct subsidiary of Invesco Ltd., on the same terms, compensation structure and with the same portfolio management teams as were in place under the Portfolio’s previous Sub-Advisory Agreement with Oppenheimer.

Shareholders of record as of the close of business on May 24, 2019, will receive a notice that explains how to access an “Information Statement,” which includes more information about the Transaction and the new Sub-Advisory Agreement.

Effective June 27, 2019, the Portfolio’s Prospectus is revised as follows:

1.	All references to “VY® Oppenheimer Global Portfolio” are deleted and replaced with “VY® Invesco Oppenheimer Global Portfolio.”